UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22399
Oppenheimer Currency Opportunities Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2010

Item 1. Reports to Stockholders.

November 30, 2010

Oppenheimer

Currency Opportunities Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Update

SEMIANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Holdings

U.S. Treasury Bills, 0.10%, 12/9/10	22.6%
Canada (Government of) Treasury Bills, Series 182, 0.863%, 12/9/10	19.5
Japan (Government of) Treasury Bills, Series 140, 0.109%, 1/12/11	13.7
United Mexican States Treasury Bills, Series BI, 4.603%, 12/2/10	12.7
United Kingdom Treasury Bills, 0.454%, 1/24/11	4.6
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds, Series 1101, 3.33%, 1/26/11	4.5
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%	4.5
Italy (Republic of) Treasury Bills, Series 91, 0.687%, 12/15/10	4.2
Belgium (Kingdom of) Treasury Bills, 0.43%, 12/16/10	4.2
Germany (Federal Republic of) Treasury Bills, 0.216%, 12/8/10	4.0
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
Top Ten Geographical Holdings

United States	25.9%
Canada	18.7
Japan	13.1
Mexico	12.8
United Kingdom	4.4
Korea, Republic of South	4.3
Germany	4.2
Italy	4.0
Belguim	4.0
The Netherlands	3.7
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
7 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2010, and are based on the total market value of investments.
8 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class C shares of the Fund were first publicly offered on 6/30/10. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 6/30/10. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 6/30/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, June 30, 2010 (commencement of operations) and held for the period ended November 30, 2010.
The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on June 1, 2010 and held for the six months ended November 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

			Expenses
	Beginning	Ending	Paid During
	Account	Account Value	the Period Ended
	Value	November 30, 2010	November 30, 2010[1,2]
Actual
Class A	$1,000.00	$1,028.70	$4.72
Class C	1,000.00	1,025.30	7.93
Class N	1,000.00	1,028.00	5.79
Class Y	1,000.00	1,029.30	3.65

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.55	5.58
Class C	1,000.00	1,015.79	9.39
Class N	1,000.00	1,018.30	6.85
Class Y	1,000.00	1,020.81	4.32

1.	Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 154/365 to reflect the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
The expense ratios, excluding indirect expenses from affiliated fund, for the period from June 30, 2010 (commencement of operations) to November 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.10%
Class C	1.85
Class N	1.35
Class Y	0.85
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS November 30, 2010 / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—22.6%

U.S. Treasury Bills, 0.10%, 12/9/10 (Cost $3,357,908)	$3,358,000		$3,357,908

Foreign Government Obligations—77.3%

Australia—0.7%
Australia (Commonwealth of) Treasury Bills, Series 2502, 4.872%, 2/25/11[1]	115,000	aud	109,017
Belgium—4.2%
Belgium (Kingdom of) Treasury Bills, 0.43%, 12/16/10[1]	479,000	eur	621,655
Canada—19.5%
Canada (Government of) Treasury Bills, Series 182, 0.863%, 12/9/10[1]	2,980,000	cad	2,902,347
France—3.1%
France (Government of) Treasury Bills:
0.50%, 12/2/10[1]	334,000	eur	433,547
0.659%, 2/24/11[1]	28,000	eur	36,296
Germany—4.4%
Germany (Federal Republic of) Treasury Bills:
0.216%, 12/8/10[1]	463,000	eur	600,965
Series 40, 0.527%, 2/23/11[1]	40,000	eur	51,872
Italy—4.2%
Italy (Republic of) Treasury Bills, Series 91, 0.687%, 12/15/10[1]	482,000	eur	625,472
Japan—13.7%
Japan (Government of) Treasury Bills, Series 140, 0.109%, 1/12/11[1]	170,000,000	jpy	2,031,046
Korea, Republic of South—4.5%
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds, Series 1101, 3.33%, 1/26/11	770,000,000	krw	664,867
Mexico—13.4%
United Mexican States Treasury Bills:
Series BI, 4.603%, 12/2/10[1]	23,585,000	mxn	1,888,462
Series BI, 4.293%, 2/24/11[1]	1,237,130	mxn	98,035
New Zealand—0.1%
New Zealand Treasury Bills, 3.017%, 1/12/11[1]	26,000	nzd	19,267
Norway—0.1%
Norway (Kingdom of) Treasury Bills, 2.135%, 12/15/10[1]	150,000	nok	24,127
Sweden—0.9%
Sweden (Kingdom of) Tresuary Bills, 0.405%, 12/15/10[1]	920,000	sek	130,764
The Netherlands—3.9%
Netherlands (Kingdom of the) Treasury Certificates, 0.553%, 2/28/11[1]	443,000	eur	574,300
Great Britain—4.6%
United Kingdom Treasury Bills, 0.454%, 1/24/11[1]	440,000	gbp	683,920

Total Foreign Government Obligations (Cost $11,622,102)			11,495,959

	Shares

Investment Company—4.5%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[2,3] (Cost $661,177)	661,177		661,177
Total Investments, at Value (Cost $15,641,187)	104.4%		15,515,044
Liabilities in Excess of Other Assets	(4.4)		(651,367)

Net Assets	100.0%		$14,863,677

12 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Nuevo Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

1.	Zero coupon bond reflects effective yield on the date of purchase.

2.	Rate shown is the 7-day yield as of November 30, 2010.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2010	Additions	Reductions	November 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	—	2,802,534	2,141,357	661,177

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$661,177	$205
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$3,357,908	$—	$3,357,908
Foreign Government Obligations	—	11,495,959	—	11,495,959
Investment Company	661,177	—	—	661,177

Total Investments, at Value	661,177	14,853,867	—	15,515,044
Other Financial Instruments:
Foreign currency exchange contracts	—	174,448	—	174,448

Total Assets	$661,177	$15,028,315	$—	$15,689,492

13 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(196,039)	$—	$(196,039)

Total Liabilities	$—	$(196,039)	$—	$(196,039)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of November 30, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Canadian Dollar (CAD)	Buy	528	cad	12/20/10	$514,124	$—	$9,215
Canadian Dollar (CAD)	Sell	428	cad	12/20/10	416,752	8,936	13
Chinese Renminbi (Yuan) (CNY)	Buy	10,030	cny	2/24/11	1,505,972	—	7,990
Hong Kong Dollar (HKD)	Buy	1,310	hkd	12/6/10	168,711	—	190
New Taiwan Dollar (TWD)	Buy	900	twd	12/6/10	29,529	31	240
Singapore Dollar (SGD)	Buy	379	sgd	12/6/10	287,041	—	1,583
Swiss Franc (CHF)	Buy	190	chf	12/6/10	189,329	—	4,085

						8,967	23,316
Bank Paribas Asia — FGN
Australian Dollar (AUD)	Sell	3	aud	12/20/10	2,868	66	—
Barclay’s Capital:
Canadian Dollar (CAD)	Buy	159	cad	12/20/10	154,821	—	1,175
Canadian Dollar (CAD)	Sell	341	cad	12/20/10	332,038	2,521	—
Euro (EUR)	Sell	110	eur	12/20/10	142,776	7,485	—
Japanese Yen (JPY)	Buy	38,350	jpy	12/6/10	458,284	—	5,876
New Zealand Dollar (NZD)	Buy	850	nzd	12/20/10	630,889	—	24,801
New Zealand Dollar (NZD)	Sell	239	nzd	12/20/10	177,391	4,007	—

						14,013	31,852
Citigroup:
Danish Krone (DKK)	Buy	258	dkk	12/6/10	44,932	—	2,199
Norwegian Krone (NOK)	Buy	830	nok	12/20/10	133,474	—	1,515
Peruvian New Sol (PEN)	Buy	28	pen	12/20/10	9,885	—	111
Swedish Krona (SEK)	Buy	2,492	sek	12/6/10-12/20/10	354,122	—	6,318
Swedish Krona (SEK)	Sell	2,800	sek	12/20/10	397,878	18,883	—

						18,883	10,143
14 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Citigroup EM:
Chilean Peso (CLP)	Sell	97,500	clp	12/20/10	$199,748	$2,745	$—
Peruvian New Sol (PEN)	Sell	28	pen	12/20/10	9,885	83	—

						2,828	—
Credit Suisse:
Norwegian Krone (NOK)	Buy	499	nok	12/20/10- 1/12/11	80,234	—	4,408
Norwegian Krone (NOK)	Sell	5,390	nok	12/20/10	866,775	47,213	—
Swedish Krona (SEK)	Sell	1,090	sek	12/20/10	154,888	784	—
Swiss Franc (CHF)	Buy	124	chf	12/20/10	123,593	—	6,232
Swiss Franc (CHF)	Sell	1,483	chf	12/20/10	1,478,137	37,811	—

						85,808	10,640
Deutsche Bank Capital Corp.
British Pound Sterling (GBP)	Sell	329	gbp	12/20/10	511,669	5,189	—
Goldman Sachs EM
Brazilian Real (BRR)	Sell	18	brr	12/2/10	10,498	—	57
Goldman Sachs & Co.
Brazilian Real (BRR)	Buy	18	brr	12/2/10	10,498	63	—
JP Morgan Chase:
Australian Dollar (AUD)	Buy	983	aud	12/1/10- 12/20/10	939,669	—	47,384
Australian Dollar (AUD)	Sell	85	aud	12/1/10	81,472	527	—
British Pound Sterling (GBP)	Buy	23	gbp	12/6/10	35,774	—	1,229
Euro (EUR)	Buy	80	eur	12/2/10	104,439	—	270
Indonesia Rupiah (IDR)	Buy	80,100	idr	12/20/10	8,839	—	83
Mexican Nuevo Peso (MXN)	Buy	7,250	mxn	12/20/10	579,681	—	2,443
Mexican Nuevo Peso (MXN)	Sell	15	mxn	2/28/11	1,192	13	—
New Taiwan Dollar (TWD)	Buy	20,400	twd	2/25/11	670,538	356	67
New Taiwan Dollar (TWD)	Sell	900	twd	12/6/10	29,529	—	21
South Korean Won (KRW)	Buy	211,930	krw	1/14/11	182,341	—	5,319

						896	56,816
JP Morgan EM:
Chilean Peso (CLP)	Buy	97,500	clp	12/20/10	199,748	—	3,086
Indonesia Rupiah (IDR)	Sell	80,100	idr	12/20/10	8,839	41	—
Mexican Nuevo Peso (MXN)	Buy	2,230	mxn	12/20/10	178,302	—	3,268
South Korean Won (KRW)	Sell	160,610	krw	1/14/11	138,186	3,420	—

						3,461	6,354
Nomura Securities:
Canadian Dollar (CAD)	Buy	55	cad	12/6/10	53,571	—	1,268
Euro (EUR)	Buy	765	eur	12/20/10	992,943	—	18,952
Euro (EUR)	Sell	115	eur	12/20/10	149,266	1,585	—
Japanese Yen (JPY)	Buy	15,000	jpy	12/20/10	179,291	—	3,150
Japanese Yen (JPY)	Sell	16,450	jpy	12/6/10- 12/20/10	196,612	1,229	—

						2,814	23,370
15 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

State Street:
Australian Dollar (AUD)	Buy	1,055	aud	12/20/10	$1,008,479	$—	$31,124
Australian Dollar (AUD)	Sell	997	aud	12/20/10	953,037	22,903	15
Canadian Dollar (CAD)	Sell	95	cad	12/6/10	92,531	1,200	—
Swiss Franc (CHF)	Buy	1,813	chf	12/20/10	1,807,055	—	1,486

						24,103	32,625
Westpac:
Japanese Yen (JPY)	Buy	36,000	jpy	12/21/10	430,307	475	1
New Zealand Dollar (NZD)	Sell	1,013	nzd	12/20/10	751,872	6,385	—
Swiss Franc (CHF)	Buy	290	chf	12/21/10	289,054	—	865
Swiss Franc (CHF)	Sell	124	chf	12/20/10	123,593	497	—

						7,357	866

Total unrealized appreciation and depreciation						$174,448	$196,039

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2010

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $14,980,010)	$14,853,867
Affiliated companies (cost $661,177)	661,177

15,515,044
Cash—foreign currencies (cost $516,091)	515,598
Unrealized appreciation on foreign currency exchange contracts	174,448
Receivables and other assets:
Closed foreign currency contracts	81,661
Shares of beneficial interest sold	73,288
Interest and dividends	2,278
Other	2,423

Total assets	16,364,740

Liabilities

Bank overdraft	450,602
Unrealized depreciation on foreign currency exchange contracts	196,039
Payables and other liabilities:
Investments purchased	646,975
Closed foreign currency contracts	172,601
Distribution and service plan fees	7,918
Shareholder communications	3,842
Shares of beneficial interest redeemed	1,000
Trustees’ compensation	439
Transfer and shareholder servicing agent fees	336
Other	21,311

Total liabilities	1,501,063

Net Assets	$14,863,677

Composition of Net Assets

Par value of shares of beneficial interest	$963
Additional paid-in capital	14,635,260
Accumulated net investment loss	(7,381)
Accumulated net realized gain on investments and foreign currency transactions	382,460
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(147,625)

Net Assets	$14,863,677

17 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $12,996,864 and 842,137 shares of beneficial interest outstanding)	$15.43
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$15.99

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $875,507 and 56,915 shares of beneficial interest outstanding)	$15.38

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,938 and 3,629 shares of beneficial interest outstanding)	$15.42

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $935,368 and 60,572 shares of beneficial interest outstanding)	$15.44
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF OPERATIONS Unaudited
For the Period Ended November 30, 20101

Investment Income

Interest	$51,228
Dividends:
Unaffiliated companies	40
Affiliated companies	205

Total investment income	51,473

Expenses

Management fees	33,997
Distribution and service plan fees:
Class A	8,268
Class C	1,441
Class N	64
Transfer and shareholder servicing agent fees:
Class A	878
Class C	224
Class N	32
Class Y	42
Shareholder communications:
Class A	5,030
Class C	217
Class N	69
Class Y	70
Legal, auditing and other professional fees	24,121
Trustees’ compensation	3,237
Custodian fees and expenses	1,800
Administration service fees	625
Other	1,797

Total expenses	81,912
Less waivers and reimbursements of expenses	(23,058)

Net expenses	58,854

Net Investment Loss	(7,381)

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.
19 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments from unaffiliated companies	$(118)
Foreign currency transactions	382,578

Net realized gain	382,460
Net change in unrealized appreciation/depreciation on:
Investments	(826)
Translation of assets and liabilities denominated in foreign currencies	(146,799)

Net change in unrealized appreciation/depreciation	(147,625)

Net Increase in Net Assets Resulting from Operations	$227,454

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November
30, 2010[1]
(Unaudited)

Operations

Net investment loss	$(7,381)
Net realized gain	382,460
Net change in unrealized appreciation/depreciation	(147,625)

Net increase in net assets resulting from operations	227,454

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	12,658,208
Class C	881,603
Class N	46,316
Class Y	950,096

14,536,223

Net Assets

Total increase	14,763,677
Beginning of period	100,000 [2]

End of period (including accumulated net investment loss of $7,381 for the period ended November 30, 2010)	$14,863,677

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Reflects the value of the Manager’s initial seed money invested on May 12, 2010.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Period Ended
November 30, 2010[1]
Class A	(Unaudited)

Per Share Operating Data

Net asset value, beginning of period	$15.00

Income (loss) from investment operations:
Net investment loss[2]	(.01)
Net realized and unrealized gain	.44

Total from investment operations	.43

Net asset value, end of period	$15.43

Total Return, at Net Asset Value[3]	2.87%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$12,997

Average net assets (in thousands)	$11,861

Ratios to average net assets:[4]
Net investment loss	(0.13)%
Total expenses[5]	1.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%

Portfolio turnover rate	0%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	1.52%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Period Ended
November 30, 2010[1]
Class C	(Unaudited)

Per Share Operating Data

Net asset value, beginning of period	$15.00

Income (loss) from investment operations:
Net investment loss[2]	(.05)
Net realized and unrealized gain	.43

Total from investment operations	.38

Net asset value, end of period	$15.38

Total Return, at Net Asset Value[3]	2.53%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$876

Average net assets (in thousands)	$348

Ratios to average net assets:[4]
Net investment loss	(0.83)%
Total expenses[5]	2.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%

Portfolio turnover rate	0%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	2.63%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
November 30, 2010[1]
Class N	(Unaudited)

Per Share Operating Data

Net asset value, beginning of period	$15.00

Income (loss) from investment operations:
Net investment loss[2]	(.02)
Net realized and unrealized gain	.44

Total from investment operations	.42

Net asset value, end of period	$15.42

Total Return, at Net Asset Value[3]	2.80%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$56

Average net assets (in thousands)	$33

Ratios to average net assets:[4]
Net investment loss	(0.35)%
Total expenses[5]	2.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%

Portfolio turnover rate	0%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	2.52%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Period Ended
November 30, 2010[1]
Class Y	(Unaudited)

Per Share Operating Data

Net asset value, beginning of period	$15.00

Income (loss) from investment operations:
Net investment income[2]	.01
Net realized and unrealized gain	.43

Total from investment operations	.44

Net asset value, end of period	$15.44

Total Return, at Net Asset Value[3]	2.93%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$935

Average net assets (in thousands)	$251

Ratios to average net assets:[4]
Net investment income	0.19%
Total expenses[5]	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%

Portfolio turnover rate	0%

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended November 30, 2010	1.48%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Currency Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Commencement of operations was June 30, 2010.
     The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing
26 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a
27 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
28 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$15,641,187
Federal tax cost of other investments	515,512

Total federal tax cost	$16,156,699

Gross unrealized appreciation	$17,026
Gross unrealized depreciation	(143,662)

Net unrealized depreciation	$(126,636)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
29 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended November 30, 2010[1,2]
	Shares	Amount

Class A
Sold	902,553	$13,664,202
Redeemed	(65,083)	(1,005,994)

Net increase	837,470	$12,658,208

30 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

	Period Ended November 30, 2010[1,2]
	Shares	Amount

Class C
Sold	56,900	$891,844
Redeemed	(652)	(10,241)

Net increase	56,248	$881,603

Class N
Sold	2,975	$46,521
Redeemed	(13)	(205)

Net increase	2,962	$46,316

Class Y
Sold	59,905	$950,096
Redeemed	—	—

Net increase	59,905	$950,096

1.	For the period from June 30, 2010 (commencement of operations) to November 30, 2010.

2.	The Fund sold 4,667 shares of Class A at a value of $70,000 and 667 shares each of Class C, Class N and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on May 12, 2010.
3. Purchases and Sales of Securities
As of November 30, 2010, the Fund had no purchases and proceeds from sales of seucrities, other than short-term obligations and investments in IMMF.
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.65%
Next $500 million	0.62
Next $4 billion	0.60
Over $5 billion	0.55
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended November 30, 2010, the Fund paid $832 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
31 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class C	$3,087
Class N	405
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
32 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

		Class A	Class C	Class N
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Period Ended	Distributor	Distributor	Distributor	Distributor

November 30, 2010	$1,898	$—	$—	$—

Waivers and Reimbursements of Expenses. The Manager had voluntarily agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” would not exceed 1.10% of average annual net assets for Class A shares, 1.85% for Class C shares, 1.35% for Class N shares and 0.85% for Class Y shares. Those expense limitations did not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended November 30, 2010, the Manager reimbursed the Fund $21,006, $1,137, $160 and $659 for Class A, Class C, Class N and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the period ended November 30, 2010, the Manager waived fees and/or reimbursed the Fund $88 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the period ended November 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class C	$6
Class Y	2
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the
33 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
34 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $174,448, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $98,422 as of November 30, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of November 30, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent
35 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of November 30, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $83,876 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of November 30, 2010, the Fund could have been required to pay this amount in cash to its counterparties.
Valuations of derivative instruments as of November 30, 2010 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives	Assets and		Assets and
Not Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value

Foreign exchange contracts	Unrealized appreciation		Unrealized depreciation
	on foreign currency		on foreign currency
	exchange contracts	$174,448	exchange contracts	$196,039
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives	Foreign
Not Accounted for as	currency
Hedging Instruments	transactions

Foreign exchange contracts	$(14,459)
Amount of Change in Unrealized Gain or (Loss) Recognized on

Derivatives	Translation of assets
Not Accounted for as	and liabilities denominated
Hedging Instruments	in foreign currencies

Foreign exchange contracts	$(21,591)

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities
36 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the period ended November 30, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $8,271,596 and $4,100,632, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
36 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
38 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve or renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.
     In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
39 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Alessio de Longis, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.
     Costs of Services by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds.
     Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the
40 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Fund, including compensation paid to the Manager’s affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement through May 19, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
41 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
42 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Richard F. Grabish, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Alessio de Longis, Vice President and Portfolio Manager
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates llp

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2011 OppenheimerFunds, Inc. All rights reserved.
43 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
44 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
45 | OPPENHEIMER CURRENCY OPPORTUNITIES FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life

Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Currency Opportunities Fund

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	01/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer
Date:	01/11/2011

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date:	01/11/2011